Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

May 3, 2016

A10 Capital, LLC
800 N. Main Street, Suite 1100
 Boise, Idaho 83702

Independent Accountants' Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by A10 Capital, LLC (the "Company") and Deutsche Bank Securities Inc. ("Deutsche") and Natixis Securities Americas LLC (together with the Company, the "Specified Parties"), relating to the proposed offering of A10 Term Asset Financing 2016-1, LLC.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein have the meanings ascribed to them in "The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities."

LOAN FILE REVIEW PROCEDURES

On May 3, 2016, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the "Data File") containing data, as represented to us by representatives of the Company, as of March 10, 2016 (the "Cut-off Date") with respect to 27 commercial mortgage loans (the "Underlying Loans") that are secured by 33 mortgaged properties (the "Mortgaged Properties").

Representatives of the Company provided us with certain loan and property documentation (the "Source Documents," as listed in the attached Appendix) related to the Underlying Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Underlying Loans and their respective Mortgaged Properties.

At your request, for each of the Underlying Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the "Characteristics," as listed in the attached Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Underlying Loans and the related Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Underlying Loans or (iii) reasonableness of any of the aforementioned information, assumptions and methodologies provided to us.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Underlying Loans and the related Mortgaged Properties (the "Source Documents").

Loan Agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the "Loan Agreement");

Subordinate Loan Agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, "Subordinate Loan Document");

The closing statements, settlement statements or servicing system screen prints (collectively, the "Closing Statement");

The real estate property appraisal report at origination (the "Initial Appraisal Report");

The most recent real estate property appraisal report available as of the Cutoff Date or if not available, the Initial Appraisal Report (the "Most Recent Appraisal Report");

The property engineering report (the "PCA Report");

The property engineering peer review report (the "PCA Peer Review Report");

The phase I environmental report (the "Phase I Report");

The phase I environmental peer review report (the "Phase I Peer Review Report");

The phase II environmental report (the "Phase II Report");

The phase II environmental peer review report (the "Phase II Peer Review Report");

The seismic report (the "Seismic Report");

The seismic peer review report (the "Seismic Peer Review Report");

Borrower rent rolls, underwritten rent rolls, tenant leases, lease abstracts, lease summaries or lease estoppels (collectively, the "Rent Roll");

The title policies or pro-forma title policies (collectively, the "Title Policy");

The underwritten financial summaries and operating statements (collectively, the "Operating Statement");

The underwritten net operating income statements from A10 Capital (collectively, the "A10 Net Operating Income Statement");

The United States Census Bureau web-site (www.census.gov) (the "Census Website");

The escrow tracking electronic files (the "Escrow Spreadsheet"); and

Servicer reports and electronic files (collectively, the "McCracken Loan Servicing").

	Characteristic	Source Documents
1	Prospectus ID Number (Rank by Issuance Balance)	Identification purposes only
2	Property Name	Identification purposes only
3	Originator	Loan Agreement
4	Servicer	None – A10 Capital servicer provided
5	Cross Collateralized (Y/N)	Loan Agreement
6	Related Sponsor	Loan Agreement
7	Property City	Most Recent Appraisal Report
8	Property State	Most Recent Appraisal Report
9	Property Zip	Most Recent Appraisal Report
10	Metropolitan Statistical Area	Most Recent Appraisal Report
11	Market Type (Primary/Secondary/Tertiary)	Calculation – see procedures below
12	Property Type	Most Recent Appraisal Report
13	Building Subtype	Most Recent Appraisal Report
14	Building Class	Most Recent Appraisal Report
15	Year Built	Most Recent Appraisal Report
16	Year Renovated	Most Recent Appraisal Report
17	Square Footage	Most Recent Appraisal Report/ Rent Roll
18	Units	Most Recent Appraisal Report/ Rent Roll
19	Occupancy at Close (%)	Initial Appraisal Report/ Rent Roll
20	Cutoff Date Occupancy (%)	Rent Roll
21	Cutoff Date Occupancy As of Date	Rent Roll
22	Principal Balance or Allocated Loan Amount at Origination	Loan Agreement
23	Total Future Advance Obligations at Origination	Loan Agreement
24	TI/LC Future Advance Obligations at Origination	Loan Agreement
25	Total Commitment at Origination	Loan Agreement
26	Cutoff Date Principal Balance or Allocated Loan Amount	McCracken Loan Servicing
27	Cutoff Date Total Future Advance Obligations	McCracken Loan Servicing
28	Cutoff Date Total CapEx Future Advance Obligations	McCracken Loan Servicing
29	Cutoff Date Total TI/LC Future Advance Obligations	McCracken Loan Servicing
30	Cutoff Date Total Rollover Future Advance Obligations	McCracken Loan Servicing
31	Cutoff Date Total Earnout Future Advance Obligations	McCracken Loan Servicing
32	Cutoff Date Total Interest Future Advance Obligations	McCracken Loan Servicing
33	Cutoff Date Total Other Future Advance Obligations	McCracken Loan Servicing
34	Cutoff Date Total Commitment	Calculation – see procedures below
35	Release Price (% of principal)	Loan Agreement
36	Origination Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Next Payment Due Date	McCracken Loan Servicing
39	Maturity Date	Loan Agreement
40	Original Term (months)	Loan Agreement
41	Remaining Term (months)	Calculation – see procedures below

	Characteristic	Source Documents
42	Extension Options (months)	Loan Agreement
43	Exercised Extension Options (months)	Loan Agreement
44	Payment String (12 months)	McCracken Loan Servicing
45	Amortization Type	Loan Agreement
46	Original Interest Only Period (months)	Loan Agreement
47	Remaining Interest Only Period (months)	Calculation – see procedures below
48	Interest Rate Type (Fixed/ Floating)	Loan Agreement
49	Fixed Rate	Loan Agreement
50	Floating Rate Spread	Loan Agreement
51	Floating Rate Index	Loan Agreement
52	Floating Rate Floor	Loan Agreement
53	Cutoff Date Interest Rate	Calculation – see procedures below
54	Interest Accrual Method	Loan Agreement
55	Spread Upon Rate Reset	Loan Agreement
56	Floating Rate Reset Date	Loan Agreement
57	Floating Rate Reset Cap	Loan Agreement
58	Rate Reset Frequency (months)	Loan Agreement
59	Credit Amended Loan (Y/N)	Loan Agreement
60	Loss Mitigation Modification Since Origination (Y/N)	Loan Agreement
61	Loan Purpose	Closing Statement
62	Loan Type	Loan Agreement
63	Lien Position	Title Policy
64	Primary Collateral (Loan/Property)	Loan Agreement
65	Security Interest (Fee/Leasehold)	Title Policy
66	Ground Lease (Y/N)	Title Policy
67	Multiple Borrowing SPEs (Y/N)	Loan Agreement
68	Purchase Price Paid by Borrower	Loan Agreement/ Closing Statement
69	Borrower's Cash Equity in Property	Closing Statement
70	Subordinate Debt	Subordinate Loan Document
71	Subordinate Debt Type	Subordinate Loan Document
72	Replacement Cost of Building	Most Recent Appraisal Report
73	Replacement Cost Source	Most Recent Appraisal Report
74	Exit Fee	Loan Agreement
75	Prepayment Provisions	Loan Agreement
76	Interest Reserves at Origination	Closing Statement/ Loan Agreement
77	Tax & Insurance Escrows at Origination	Closing Statement/ Loan Agreement
78	Cap Ex Reserves at Origination	Closing Statement/ Loan Agreement
79	Other Escrow and Reserves at Origination	Closing Statement/ Loan Agreement
80	Cutoff Date Interest Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
81	Cutoff Date Tax & Insurance Escrows	McCracken Loan Servicing/ Escrow Spreadsheet
82	Cutoff Date Cap Ex Escrows	McCracken Loan Servicing/ Escrow Spreadsheet

	Characteristic	Source Documents
83	Cutoff Date Other Escrows and Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
84	Initial Appraisal Date	Initial Appraisal Report
85	As-Is Appraised Value (Initial Appraisal at Origination)	Initial Appraisal Report
86	As-Is Appraised LTV (Initial Appraisal at Origination)	Calculation – see procedures below
87	As-Is Appraised NOI (Initial Appraisal at Origination)	Initial Appraisal Report
88	Stabilized Appraised Value (Initial Appraisal at Origination)	Initial Appraisal Report
89	Stabilized Appraised LTV (Initial Appraisal at Origination)	Calculation – see procedures below
90	Stabilized Appraised NOI (Initial Appraisal at Origination)	Initial Appraisal Report
91	Stabilized Appraised Debt Yield (Initial Appraisal at Origination)sv	Calculation – see procedures below
92	Stabilized Occupancy (Initial Appraisal at Origination)	Initial Appraisal Report
93	Stabilized Date (Initial Appraisal at Origination)	Initial Appraisal Report
94	Stabilized Cap Rate (Initial Appraisal at Origination)	Initial Appraisal Report
95	Appraised Expenses per SF	Calculation – see procedures below
96	Cutoff Date Appraisal Date	Most Recent Appraisal Report
97	As-Is Appraised Value (Cutoff Date Appraisal)	Most Recent Appraisal Report
98	As-Is Appraised LTV (Cutoff Date Appraisal)	Calculation – see procedures below
99	Stabilized Appraised Value (Cutoff Date Appraisal)	Most Recent Appraisal Report
100	Stabilized Appraised LTV (Cutoff Date Appraisal)	Calculation – see procedures below
101	Stabilized Appraised Debt Yield (Cutoff Date Appraisal)	Calculation – see procedures below
102	Stabilized Appraised DSCR (Cutoff Date Appraisal)	Calculation – see procedures below
103	Cutoff Date Phase I Date	Phase I Report
104	Cutoff Date Phase I Review Date	Phase I Peer Review Report
105	Cutoff Date Phase II Date	Phase II Report
106	Cutoff Date Phase II Review Date	Phase II Peer Review Report
107	Cutoff Date PCA Date	PCA Report
108	Cutoff Date PCA Review Date	PCA Peer Review Report
109	Cutoff Date Seismic Assessment Date	Seismic Report
110	Cutoff Date Seismic Review Date	Seismic Peer Review Report
111	NOI At Original Underwriting	Operating Statement
112	A10 Underwritten NOI	A10 Net Operating Income Statement
113	NOI (Cutoff Date)	Operating Statement
114	Cutoff Date NOI as of Date	Operating Statement
115	NOI Calculation Method	Operating Statement
116	Date of Cutoff Date Property Financials	Operating Statement
117	Debt Yield (Cutoff Date Financials)	Calculation – see procedures below
118	DSCR (Cutoff Date Financials)	Calculation – see procedures below
119	Largest Tenant (>10% of total sq. ft)	Rent Roll
120	Largest Tenant Square Feet	Rent Roll
121	Largest Tenant % of Total Square Feet	Calculation – see procedures below

	Characteristic	Source Documents
122	Largest Tenant Lease Expiration	Rent Roll
123	2nd Largest Tenant (>10% of total sq. ft)	Rent Roll
124	2nd Largest Tenant Square Feet	Rent Roll
125	2nd Largest Tenant % of Total Square Feet	Calculation – see procedures below
126	2nd Largest Tenant Lease Expiration	Rent Roll
127	3rd Largest Tenant (>10% of total sq. ft)	Rent Roll
128	3rd Largest Tenant Square Feet	Rent Roll
129	3rd Largest Tenant % of Total Square Feet	Calculation – see procedures below
130	3rd Largest Tenant Lease Expiration	Rent Roll

With respect to Characteristic 11, we determined the Market Type (Primary/Secondary/Tertiary) using the population (obtained from the Census Website) for the related Metropolitan Statistical Area (MSA) (as set forth on the Most Recent Appraisal Report). For any MSA population (i) greater than 1,000,000, the Market Type is considered to be "Primary," (ii) less than 1,000,000 but greater than or equal to 250,000, the Market Type is considered to be "Secondary" and (iii) less than 250,000, the Market Type is considered to be "Tertiary."

With respect to Characteristic 34, we recomputed the Cutoff Date Total Commitment by adding the (i) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth in McCracken Loan Servicing) and (ii) Cutoff Date Total Future Advance Obligations (as set forth in McCracken Loan Servicing).

With respect to Characteristic 41, we recomputed the Remaining Term (months) by subtracting the (i) Seasoning (as determined herein) from (ii) Original Term (months) (as set forth on the Loan Agreement).

We recomputed the Seasoning by determining the number of payments from the (i) First Payment Date (as set forth on the Loan Agreement) through the (ii) Cut-off Date.

With respect to Characteristic 47, we recomputed the Remaining Interest Only Period (months) (if applicable) by subtracting the (i) Seasoning (as determined above) from (ii) Original Interest Only Period (months) (as set forth on the Loan Agreement).

With respect to Characteristic 53 and (A) for any Underlying Loan without Subordinate Debt, we obtained the Cutoff Date Interest Rate from the McCracken Loan Servicing (B) for any Underlying Loan with Subordinate Debt, we recomputed the Cutoff Date Interest Rate by dividing the (i) A Note Interest Amount (as determined herein) by (ii) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth in McCracken Loan Servicing).

We recomputed the A/B Note Interest Amount by multiplying the (i) A/B Note Rate (as set forth on the Loan Agreement), (ii) sum of (x) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth in McCracken Loan Servicing) and (y) Subordinate Debt (as set forth on the Subordinate Loan Document) and (iii) 365 divided by 360.

We recomputed the B Note Interest Amount by multiplying the (i) B Note Rate (as set forth on the Loan Agreement) and (ii) Subordinate Debt (as set forth on the Subordinate Loan Document).

We recomputed the A Note Interest Amount by subtracting the (i) B Note Interest Amount (as determined herein) from (ii) A/B Note Interest Amount (as determined herein).

With respect to Characteristic 86, we recomputed the As-Is Appraised LTV (Initial Appraisal at Origination) by dividing the (i) Principal Balance or Allocated Loan Amount at Origination (as set forth on the Loan Agreement) by (ii) As-Is Appraised Value (Initial Appraisal at Origination) (as set forth on the Initial Appraisal Report).

With respect to Characteristic 89, we recomputed the Stabilized Appraised LTV (Initial Appraisal at Origination) by dividing the (i) Total Commitment at Origination (as set forth on the Loan Agreement) by (ii) Stabilized Appraised Value (Initial Appraisal at Origination) (as set forth on the Initial Appraisal Report).

With respect to Characteristic 91, we recomputed the Stabilized Appraised Debt Yield (Initial Appraisal at Origination) by dividing the (i) Stabilized Appraised NOI (Initial Appraisal at Origination) (as set forth on the Initial Appraisal Report) by (ii) Total Commitment at Origination (as set forth in the Loan Agreement).

With respect to Characteristic 95, we recomputed the Appraised Expenses per SF by dividing the (i) total appraised expenses (as set forth in the Most Recent Appraisal Report) by (ii) Square Footage (as set forth on or derived from Most Recent Appraisal Report or Rent Roll).

With respect to Characteristic 98, we recomputed the As-Is Appraised LTV (Cutoff Date Appraisal) by dividing the (i) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth on McCracken Loan Servicing) by (ii) As-Is Appraised Value (Cutoff Date Appraisal) (as set forth on the Most Recent Appraisal Report).

With respect to Characteristic 100, we recomputed the Stabilized Appraised LTV (Cutoff Date Appraisal) by dividing the (i) Cutoff Date Total Commitment (as determined herein) by (ii) Stabilized Appraised Value (Cutoff Date Appraisal) (as set forth on the Most Recent Appraisal Report).

With respect to Characteristic 101, we recomputed the Stabilized Appraised Debt Yield (Cutoff Date Appraisal) by dividing the (i) Stabilized Appraised NOI (Initial Appraisal at Origination) (as set forth on the Initial Appraisal Report) by (ii) Cutoff Date Total Commitment (as determined herein).

With respect to Characteristic 102, we recomputed the Stabilized Appraised DSCR (Cutoff Date Appraisal) by dividing the (i) Stabilized Appraised NOI (Initial Appraisal at Origination) (as set forth on the Initial Appraisal Report) by (ii) Total Commitment Current Debt Service (as determined herein).

We recomputed the Total Commitment Current Debt Service by multiplying the (i) Cutoff Date Total Commitment (as determined herein) by (ii) Cutoff Date Interest Rate (as determined herein).

With respect to Characteristic 117, we recomputed the Debt Yield (Cutoff Date Financials) by dividing the (i) NOI (Cutoff Date) (as set forth on the Operating Statement) by (ii) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth on McCracken Loan Servicing).

With respect to Characteristic 118, we recomputed the DSCR (Cutoff Date Financials) by dividing the (i) NOI (Cutoff Date) (as set forth on the Operating Statement) by (ii) Current Debt Service (as determined herein).

We recomputed the Current Debt Service by multiplying the (i) Cutoff Date Principal Balance or Allocated Loan Amount (as set forth in McCracken Loan Servicing) by (ii) Cutoff Date Interest Rate (as determined herein).

With respect to Characteristic 121, we recomputed the Largest Tenant % of Total Square Feet by dividing the (i) Largest Tenant Square Feet (as set forth in the Rent Roll) by (ii) Square Footage (as set forth on or derived from Most Recent Appraisal Report or Rent Roll).

With respect to Characteristic 125, we recomputed the 2nd Largest Tenant % of Total Square Feet by dividing the (i) 2nd Largest Tenant Square Feet (as set forth in the Rent Roll) by (ii) Square Footage (as set forth on or derived from Most Recent Appraisal Report or Rent Roll).

With respect to Characteristic 129, we recomputed the 3rd Largest Tenant % of Total Square Feet by dividing the (i) 3rd Largest Tenant Square Feet (as set forth in the Rent Roll) by (ii) Square Footage (as set forth on or derived from Most Recent Appraisal Report or Rent Roll).